Stock Options	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options
19.	Stock Options
(a)	Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective on November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the 2003 Plan. As of December 31, 2020, 42,800 shares of common stock under the 2003 Plan remain available for issuance. Each stock option entitles its holder to purchase one share of common stock of the Company. Options may be granted for a term not exceeding 10 years from the date of grant. The 2003 Plan is administered by the board of directors.

In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37, being the quoted market price of the Company’s shares at the time of grant. 10% of the options vest every three months from December 26, 2012 to March 26, 2015 and expired on December 25, 2017. This grant was fully vested on March 26, 2015.

On August 22, 2012, the board of directors approved a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares and restricted shares of the Company to directors, officers, employees and consultants of the Company. Each stock option entitles its holder to purchase one share of common stock of the Company. Options and restricted shares may be granted for a term not exceeding 10 years from the date of grant. The 2012 Plan is administered by the board of directors. The 2012 Plan will expire on August 22, 2022. Any awards that are outstanding on August 22, 2022 will remain in force according to the terms of the 2012 Plan and the applicable award agreement.

On May 1, 2015, the Company granted 729,000 restricted shares (the “Restricted Shares”) at par value of $0.001 and 1,341,000 options (the “Options”) under the 2012 Plan with an exercise price of $4.98, being the quoted market price of the Company’s shares at the time of grant. The options will expire on April 30, 2023. One-fifth of the Restricted Shares and Options shall vest on the first, second, third, fourth and fifth anniversaries of date of grant, respectively. The Restricted Shares are not subject to any restriction on transfer and repurchase after they are vested. 20% of the Options and Restricted Shares were vested on May 1, 2016.  On December 16, 2016, the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.

On March 7, 2018, the Company granted 2,000,000 restricted shares (the “2018 Restricted Shares”) at par value of $0.001 under the 2012 Plan, to certain officers and employees of the Company. 60% of the 2018 Restricted Shares will vest on the third anniversary of the date of grant, the remaining 40% 2018 Restricted Shares will vest on the fourth and the fifth anniversary evenly.

On September 16, 2020, the board of directors approved an employee share ownership plan (the “2020 ESOP”), where options were granted to officers and employees of the Company the right to purchase up to a 15% equity interest in Sinovac LS upon exercise of the options. The options have an exercise price of $12,000 that vested immediately and have a life of 8 years.

(b)	Valuation Assumptions

The Company used the Black-Scholes option-pricing model in determining the fair value of stock options issued under the 2020 ESOP, and valuation assumptions include expected volatility of 73.22%, an expected life of 2 years, a risk-free interest rate of 2.72%, and a dividend rate of 0%. As Sinovac LS is a private company with limited equity transactions in the past, expected volatility is estimated based on share price volatilities of a group of public traded development stage vaccine companies and development stage East Asian pharmaceutical companies that most closely represent the stage of Sinovac LS at the time. The expected life represents the amount of time that options granted are expected to be outstanding based on forecasted exercise behavior. The risk-free interest rate is based on the rate at grant date of Chinese government bond yield with an average term equal to the expected term of the option. There were no options granted in the years ended December 31, 2019 and 2018.

(c)	Share-based Payment Award Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2020	785,500	$4.98	$1,170,395
Granted	—	—	—
Exercised	(401,500)	4.98	—
Forfeited / Expired	(4,000)	—	—
Outstanding as of December 31, 2020	380,000	$4.98	$566,200
Vested and expected to vest at December 31, 2020	380,000	$4.98	566,200
Exercisable as of December 31, 2020	380,000	$4.98	$566,200

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted Shares	Weighted Average Grant Date Fair Value ($)
Non-vested as of January 1, 2020	1,973,000	$8.25
Granted	—	—
Vested	—	—
Forfeited	(10,000)	8.25
Non-vested as of December 31, 2020	1,963,000	$8.25

As at December 31, 2020

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	380,000	2.33	4.98	380,000	$2.33	$4.98
	380,000	2.33	4.98	380,000	2.33	4.98

The grant date fair value of options issued under the 2020 ESOP is $7,200 and the options can acquire 15% of Sinovac LS’s equity interest upon exercise. The options were fully exercised in 2020. The aggregate intrinsic value of the options exercised under the 2020 ESOP was $3,000.

Share-based compensation expense, included in cost of sales, selling, general and administrative expenses and R&D expenses is charged to operations over the vesting period of the options using the straight-line amortization method. The share-based compensation expense was $10,203 in 2020 (2019 - $3,003, 2018 - $4,305 ). As of December 31, 2020, there was $nil and $6,555 of unrecognized compensation cost related to non-vested stock options and non-vested restricted shares, respectively, granted under the 2012 Plan. The unrecognized compensation cost related to the non-vested restrict shares will be recognized over a weighted average period of 26 months.

The aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in the money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan and the 2012 Plan was $nil and $598 for year ended December 31, 2020, respectively, determined as of the date of option exercise (2019 - $27, 2018 - $426).

The estimated fair value of stock options vested during the year ended December 31, 2020 was nil (2019 - $nil, 2018 – $1,135).